SCHEDULE OF LONG-LIVED ASSETS (Details)				12 Months Ended
		Dec. 03, 2024 USD ($)	Dec. 03, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Segment Reporting Information [Line Items]
Revenues				$ 386,940	$ 3,162,739	$ 6,815,548
Provision for Doubtful Accounts						1,211,221
Provision for and reversal from warranty liability				(674,122)	42,176	256,433
Professional fee		$ 22,574	¥ 162,436
Charges of legal compensation and contract default penalty expense	[1]			436,809	30,295	1,007,950
Income tax expense						2,208
Segment net loss				(30,113,504)	(7,446,001)	(9,766,164)
NET LOSS				(30,113,504)	(7,446,001)	(9,768,372)
Assets				26,631,087	37,503,085
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues				386,940	3,162,739	6,815,548
Cost of revenues	[2]			513,577	2,780,959	4,458,501
Cost of revenue – idle capacity	[3]			83,636	675,678	569,618
Provision for Doubtful Accounts				2,763,188	(301,002)	1,211,221
Provision for and reversal from obsolete inventory				(773,119)	184,712	323,802
Provision for and reversal from warranty liability				(674,122)	42,176	256,433
Staff cost				868,477	2,884,221	2,635,621
Lease expense				1,601,458	1,619,897	2,117,011
Depreciation and amortization expense				1,713,096	1,385,840	1,998,487
Impairment loss of property, plant and equipment				10,350,589
Professional fee				2,266,197
Relocation and demolition fees						225,327
Interest expense				343,461	99,229	526,999
Charges of legal compensation and contract default penalty expense				436,809	30,295	1,007,950
Earnout shares				9,000,000
Income tax expense						2,208
Other segment items	[4]			2,007,197	1,206,735	1,250,742
Segment net loss				(30,113,504)	(7,446,001)	(9,768,372)
NET LOSS				(30,113,504)	(7,446,001)	$ (9,768,372)
Assets				$ 26,631,087	$ 37,503,085

[1]	On March 7, 2024, a customer of the Company filed a lawsuit in Zhengzhou, Henan Providence against Huizhou Yipeng and Elong Power (Ganzhou) Co., Ltd., a subsidiary of the Company (“Elong Power (Ganzhou)”), demanding compensation in the amount of RMB
[2]	Cost of revenues excludes provision of obsolete inventory, staff cost, depreciation and amortization expense, and lease expense which are separately listed above.
[3]	Cost of revenue – idle capacity excludes staff cost, depreciation and amortization expense, and lease expense which are separately listed above, which was calculated by the monthly actual expenses times (x) monthly capacity utilization ratio.
[4]	Other segment items include selling expenses, remaining general and administration expenses, and other income (expense).